ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Details Narrative) - USD ($)						1 Months Ended			12 Months Ended
	Jan. 27, 2021	Oct. 28, 2020	Jul. 29, 2020	Apr. 09, 2020	Jan. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:ReimbursementOfDueDiligenceExpenses]								$ 139,430	$ (139,430)
Sale of Stock, Number of Shares Issued in Transaction										10,800,000
Proceeds from Issuance of Private Placement										$ 3,950,000
Transaction costs									3,204,451
Expense Related to Distribution or Servicing and Underwriting Fees									2,700,000
Offering costs									504,451
Net tangible assets						$ 5,000,001			$ 5,000,001
Stock Redeemed or Called During Period, Shares		5,174,508	4,303,096
Stock Redeemed or Called During Period, Value										$ (105,503,991)
Common Stock, Shares, Outstanding						3,650,004			3,650,004	3,550,450
Cash						$ 198,192			$ 198,192	$ 352,254
Assets Held-in-trust, Noncurrent						13,545,503			13,545,503	$ 110,149,122
Working capital deficit						684,984			684,984
Deposits Assets, Noncurrent						$ 322,000			$ 322,000
Withdrew of funds				$ 100,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Redeemed or Called During Period, Shares	300
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 10.00			$ 10.00
Business Acquisition, Description of Acquired Entity									Pursuant to the Nasdaq Capital Markets listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account at the time of the execution of a definitive agreement for such Business Combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target will be determined by the Company’s board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). The target business or businesses that the Company acquires may have a collective fair market value substantially in excess of 80% of the Trust Account balance.
Stock Redeemed or Called During Period, Value						$ 52,996,135	$ 44,063,656
Redemption share price						$ 10.24	$ 10.24		$ 10.24
Common Stock, Shares, Outstanding						4,417,396	9,591,904		4,417,396
Trust Account [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Redeemed or Called During Period, Value	$ 3,073
Redemption share price	$ 10.24
Common Stock, Shares, Outstanding	4,417,096
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum amount utilized on obligations									$ 100,000
Debt Conversion, Converted Instrument, Amount									$ 500,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues					10,800,000				10,800,000
Shares Issued, Price Per Share						$ 10.00			$ 10.00
Proceeds from Issuance Initial Public Offering					$ 108,000,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues					800,000				800,000
Shares Issued, Price Per Share					$ 10.00	$ 10.00			$ 10.00
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					395,000
Sale of Stock, Price Per Share					$ 10
Proceeds from Issuance of Private Placement					$ 3,950,000